Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Large Cap Growth Fund
October 31, 2021
ZLG-NPRT1-1221
1.9881573.104
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.3%
Entertainment - 3.4%
Endeavor Group Holdings, Inc. (a)(b)	1,995	53,626
Endeavor Group Holdings, Inc. Class A (c)	1,768	47,524
Netflix, Inc. (a)	3,579	2,470,619
Roblox Corp. (a)	1,770	148,715
Roku, Inc. Class A (a)	913	278,374
Sea Ltd. ADR (a)	5,011	1,721,629
Universal Music Group NV	453	13,152
		4,733,639
Interactive Media & Services - 11.6%
Alphabet, Inc. Class A (a)	2,925	8,660,691
Bumble, Inc.	933	49,001
Cars.com, Inc. (a)	1,120	14,582
fuboTV, Inc. (a)	468	13,951
Kuaishou Technology Class B (d)	5,784	76,942
Match Group, Inc. (a)	2,092	315,432
Meta Platforms, Inc. Class A (a)	16,996	5,499,396
Snap, Inc. Class A (a)	21,519	1,131,469
Tencent Holdings Ltd.	7,876	479,095
Yandex NV Series A (a)	507	42,000
Zoominfo Technologies, Inc. (a)	1,178	79,185
		16,361,744
Media - 0.2%
Criteo SA sponsored ADR (a)	5,125	169,330
DISH Network Corp. Class A (a)	4,342	178,326
		347,656
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,670	192,100
TOTAL COMMUNICATION SERVICES		21,635,139
CONSUMER DISCRETIONARY - 27.2%
Automobiles - 4.5%
Ford Motor Co.	8,219	140,381
General Motors Co. (a)	4,637	252,392
Hyundai Motor Co.	100	17,794
Kia Corp.	302	21,925
Li Auto, Inc. Class A (a)	1,599	26,963
Neutron Holdings, Inc. (a)(c)(e)	9,174	1,193
NIO, Inc. sponsored ADR (a)	1,671	65,854
Rad Power Bikes, Inc. (c)(e)	1,815	17,395
Tesla, Inc. (a)	4,789	5,334,946
XPeng, Inc.:
ADR (a)	8,581	400,132
Class A	1,108	25,710
		6,304,685
Diversified Consumer Services - 0.3%
Duolingo, Inc. (a)	149	25,880
FSN E-Commerce Ventures Private Ltd. (a)(c)	30,000	382,730
Mister Car Wash, Inc.	1,961	35,965
		444,575
Hotels, Restaurants & Leisure - 4.2%
Airbnb, Inc. Class A	7,837	1,337,462
Caesars Entertainment, Inc. (a)	7,652	837,588
Chipotle Mexican Grill, Inc. (a)	345	613,765
Churchill Downs, Inc.	1,018	234,140
DraftKings, Inc. Class A (a)	1,412	65,785
Dutch Bros, Inc. (b)	1,844	140,587
Evolution AB (d)	467	75,542
Expedia, Inc. (a)	1,939	318,791
F45 Training Holdings, Inc.	600	8,238
First Watch Restaurant Group, Inc.	734	15,840
Flutter Entertainment PLC (a)	100	18,879
Hilton Worldwide Holdings, Inc. (a)	2,319	333,820
Marriott International, Inc. Class A (a)	2,872	459,577
MGM Resorts International	3,879	182,934
Penn National Gaming, Inc. (a)	15,003	1,074,215
Rush Street Interactive, Inc. (a)	667	13,427
Vail Resorts, Inc.	340	117,201
		5,847,791
Household Durables - 0.6%
D.R. Horton, Inc.	928	82,843
Lennar Corp. Class A	1,071	107,025
Sonos, Inc. (a)	1,052	34,316
Tempur Sealy International, Inc.	4,965	220,794
Toll Brothers, Inc.	1,508	90,736
TRI Pointe Homes, Inc. (a)	3,673	88,850
Tupperware Brands Corp. (a)	7,611	169,269
		793,833
Internet & Direct Marketing Retail - 7.9%
Amazon.com, Inc. (a)	2,793	9,419,197
BHG Group AB (a)	1,231	14,169
Cazoo Group Ltd.	6,756	56,548
Chewy, Inc. (a)	2,574	195,109
Coupang, Inc. Class A (a)	1,633	48,598
Deliveroo PLC Class A (a)(d)	22,453	83,058
Delivery Hero AG (a)(d)	291	36,179
eBay, Inc.	4,629	355,137
Etsy, Inc. (a)	886	222,111
Farfetch Ltd. Class A (a)	2,442	95,751
Global-e Online Ltd. (a)	1,828	105,768
Overstock.com, Inc. (a)	586	55,805
The Original BARK Co. (c)	2,983	21,955
The Original BARK Co. Class A (a)	3,490	25,686
The RealReal, Inc. (a)	1,306	17,017
thredUP, Inc. (a)	1,459	31,573
Vivid Seats, Inc. Class A (b)	2,875	38,813
Wayfair LLC Class A (a)	1,206	300,415
Zomato Ltd. (c)	46,900	69,965
		11,192,854
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	1,740	159,106
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	578	62,285
Kohl's Corp.	1,597	77,502
Ollie's Bargain Outlet Holdings, Inc. (a)	1,964	132,884
Target Corp.	817	212,110
		484,781
Specialty Retail - 5.6%
American Eagle Outfitters, Inc.	19,810	470,289
Aritzia, Inc. (a)	2,361	92,983
Auto1 Group SE (d)	700	27,513
Bath & Body Works, Inc.	2,656	183,503
Boot Barn Holdings, Inc. (a)	518	54,126
Burlington Stores, Inc. (a)	1,348	372,439
Carvana Co. Class A (a)	3,730	1,130,861
Citi Trends, Inc. (a)	712	55,080
Dick's Sporting Goods, Inc.	2,916	362,196
Fanatics, Inc. Class A (c)(e)	1,796	85,077
Five Below, Inc. (a)	1,851	365,202
Floor & Decor Holdings, Inc. Class A (a)	3,576	486,050
Gap, Inc.	2,675	60,696
JD Sports Fashion PLC	3,160	47,052
Lowe's Companies, Inc.	8,823	2,062,994
RH (a)	1,662	1,096,305
Signet Jewelers Ltd.	1,683	150,090
The Children's Place, Inc. (a)	1,412	117,041
The Home Depot, Inc.	541	201,111
TJX Companies, Inc.	1,727	113,101
Victoria's Secret & Co. (a)	6,761	341,228
Volta, Inc. (a)	2,083	16,956
Warby Parker, Inc. (a)	283	15,282
		7,907,175
Textiles, Apparel & Luxury Goods - 3.7%
Allbirds, Inc. (a)(c)	215	2,709
Capri Holdings Ltd. (a)	10,360	551,566
Crocs, Inc. (a)	5,072	818,874
Deckers Outdoor Corp. (a)	934	369,220
Dr. Martens Ltd. (a)	4,900	24,731
Hermes International SCA	27	42,776
Levi Strauss & Co. Class A	770	20,159
lululemon athletica, Inc. (a)	1,757	818,780
LVMH Moet Hennessy Louis Vuitton SE	291	228,179
Moncler SpA	2,084	149,654
NIKE, Inc. Class B	7,428	1,242,630
On Holding AG	1,550	52,948
Puma AG	526	65,244
PVH Corp.	4,031	440,709
Samsonite International SA (a)(d)	22,477	48,418
Tapestry, Inc.	7,153	278,824
Under Armour, Inc. Class A (sub. vtg.) (a)	2,067	45,391
		5,200,812
TOTAL CONSUMER DISCRETIONARY		38,335,612
CONSUMER STAPLES - 0.4%
Beverages - 0.2%
Celsius Holdings, Inc. (a)	2,375	229,235
Food & Staples Retailing - 0.0%
Blink Health, Inc. Series A1 (c)(e)	99	3,780
Costco Wholesale Corp.	88	43,256
Sweetgreen, Inc. warrants 1/21/26 (a)(c)(e)	672	2,654
Zur Rose Group AG (a)	38	13,488
		63,178
Food Products - 0.0%
AppHarvest, Inc. (c)	797	4,798
Sovos Brands, Inc.	751	12,136
		16,934
Personal Products - 0.1%
Olaplex Holdings, Inc.	2,600	72,566
The Beauty Health Co. (a)	665	18,268
The Honest Co., Inc.	564	5,109
		95,943
Tobacco - 0.1%
Altria Group, Inc.	2,305	101,674
JUUL Labs, Inc. Class A (a)(c)(e)	217	11,008
Swedish Match Co. AB	6,680	58,788
		171,470
TOTAL CONSUMER STAPLES		576,760
ENERGY - 1.5%
Energy Equipment & Services - 0.0%
Fluence Energy, Inc.	900	32,013
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd.	509	21,633
Cenovus Energy, Inc. (Canada)	4,149	49,616
Cheniere Energy, Inc.	603	62,350
Coterra Energy, Inc.	703	14,988
Devon Energy Corp.	1,679	67,294
Diamondback Energy, Inc.	1,674	179,436
EOG Resources, Inc.	2,536	234,479
Hess Corp.	3,825	315,830
Phillips 66 Co.	1,480	110,674
Pioneer Natural Resources Co.	630	117,797
Range Resources Corp. (a)	5,038	117,486
Reliance Industries Ltd.	885	22,462
Reliance Industries Ltd.	18,230	616,848
Reliance Industries Ltd. sponsored GDR (d)	697	47,396
Tourmaline Oil Corp.	793	28,661
Valero Energy Corp.	1,402	108,417
		2,115,367
TOTAL ENERGY		2,147,380
FINANCIALS - 1.6%
Banks - 0.5%
Bancorp, Inc., Delaware (a)	224	6,843
Bank of America Corp.	3,249	155,237
Kotak Mahindra Bank Ltd. (a)	733	19,863
Silvergate Capital Corp. (a)	191	29,914
Wells Fargo & Co.	9,570	489,601
		701,458
Capital Markets - 0.6%
Charles Schwab Corp.	995	81,620
Coinbase Global, Inc. (a)	510	162,904
ESS Tech, Inc. (c)	3,460	56,052
Goldman Sachs Group, Inc.	607	250,903
Morgan Stanley	2,596	266,817
Switchback II Corp. Class A (a)(b)	6,462	64,814
		883,110
Consumer Finance - 0.4%
American Express Co.	1,601	278,222
LendingClub Corp. (a)	5,581	256,503
		534,725
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(c)(e)	3,606	7,753
WeWork, Inc. (a)(b)	7,841	80,057
WeWork, Inc. (c)	8,492	78,033
		165,843
Insurance - 0.0%
Goosehead Insurance	103	14,863
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	365	13,853
TOTAL FINANCIALS		2,313,852
HEALTH CARE - 6.9%
Biotechnology - 1.7%
Adagio Theraputics, Inc.	2,500	73,100
ADC Therapeutics SA (a)	696	20,177
Allakos, Inc. (a)	437	43,953
Alnylam Pharmaceuticals, Inc. (a)	1,619	258,328
Annexon, Inc. (a)	735	11,988
Arcutis Biotherapeutics, Inc. (a)	691	14,635
Argenx SE ADR (a)	108	32,612
Ascendis Pharma A/S sponsored ADR (a)	382	57,915
Avidity Biosciences, Inc. (a)	300	6,750
BioAtla, Inc.	300	8,769
Bolt Biotherapeutics, Inc.	600	7,854
Century Therapeutics, Inc.	660	14,830
Cerevel Therapeutics Holdings (a)	1,412	57,398
Connect Biopharma Holdings Ltd. ADR (a)	1,000	15,840
Day One Biopharmaceuticals, Inc. (a)	1,528	37,344
Erasca, Inc.	756	14,954
Generation Bio Co. (a)	1,151	24,125
Graphite Bio, Inc.	740	9,428
Horizon Therapeutics PLC (a)	3,576	428,798
Imago BioSciences, Inc.	483	12,857
Instil Bio, Inc. (a)	1,340	27,296
Intellia Therapeutics, Inc. (a)	171	22,740
Janux Therapeutics, Inc.	600	14,610
Karuna Therapeutics, Inc. (a)	173	24,286
Moderna, Inc. (a)	1,453	501,590
Monte Rosa Therapeutics, Inc.	650	15,243
Natera, Inc. (a)	218	24,976
Nuvalent, Inc. Class A (a)	500	12,215
Prelude Therapeutics, Inc. (a)	466	8,192
Recursion Pharmaceuticals, Inc. (a)(b)	1,300	24,895
Regeneron Pharmaceuticals, Inc. (a)	498	318,690
Relay Therapeutics, Inc. (a)	546	18,155
Revolution Medicines, Inc. (a)	903	26,575
Shattuck Labs, Inc.	300	5,790
Tenaya Therapeutics, Inc. (a)	838	21,545
TG Therapeutics, Inc. (a)	421	13,144
Turning Point Therapeutics, Inc. (a)	849	35,301
Twist Bioscience Corp. (a)	75	8,910
Tyra Biosciences, Inc.	712	15,942
Vaxcyte, Inc. (a)	600	14,040
Verve Therapeutics, Inc.	1,100	51,029
Xencor, Inc. (a)	200	7,912
Zai Lab Ltd. ADR (a)	640	66,816
		2,431,547
Health Care Equipment & Supplies - 2.5%
Axonics Modulation Technologies, Inc. (a)	2,017	147,947
Boston Scientific Corp. (a)	2,388	102,994
CryoPort, Inc. (a)	295	24,054
Danaher Corp.	1,376	428,996
DexCom, Inc. (a)	1,507	939,177
Figs, Inc. Class A (a)	1,441	48,432
InMode Ltd. (a)	1,590	150,637
Insulet Corp. (a)	526	163,071
Intuitive Surgical, Inc. (a)	2,566	926,660
Outset Medical, Inc. (a)	559	29,778
Shockwave Medical, Inc. (a)	1,124	240,199
Sight Sciences, Inc.	500	13,485
Tandem Diabetes Care, Inc. (a)	1,634	222,763
The Cooper Companies, Inc.	62	25,849
		3,464,042
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	825	17,870
agilon health, Inc. (a)	1,568	38,416
Alignment Healthcare, Inc. (a)	1,793	35,609
Cano Health, Inc. (a)	2,120	23,299
Guardant Health, Inc. (a)	1,591	185,813
Humana, Inc.	339	157,011
LifeStance Health Group, Inc.	1,000	11,980
Oak Street Health, Inc. (a)	426	20,120
Owens & Minor, Inc.	615	22,066
Surgery Partners, Inc. (a)	732	30,114
UnitedHealth Group, Inc.	613	282,268
		824,566
Health Care Technology - 0.1%
Certara, Inc.	800	33,048
Definitive Healthcare Corp.	200	8,028
Doximity, Inc. (b)	537	37,311
GoodRx Holdings, Inc. (a)	1,475	65,785
Medlive Technology Co. Ltd.	4,500	22,225
MultiPlan Corp. warrants 12/31/99 (a)(c)	212	110
		166,507
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)	677	109,180
23andMe Holding Co. Class B	777	8,555
Absci Corp.	1,474	21,624
Avantor, Inc. (a)	3,798	153,363
Bio-Rad Laboratories, Inc. Class A (a)	114	90,594
Eurofins Scientific SA	150	17,676
Joinn Laboratories China Co. Ltd. (H Shares) (d)	560	7,248
Maravai LifeSciences Holdings, Inc.	3,878	164,001
Nanostring Technologies, Inc. (a)	490	23,667
Olink Holding AB ADR (a)	1,504	48,369
Seer, Inc.	876	32,342
Stevanato Group SpA	536	13,759
Thermo Fisher Scientific, Inc.	73	46,214
		736,592
Pharmaceuticals - 1.5%
Antengene Corp. (d)	12,000	15,917
Arvinas Holding Co. LLC (a)	118	10,216
DICE Therapeutics, Inc.	237	7,608
Eli Lilly & Co.	4,068	1,036,364
GH Research PLC	600	15,186
Intra-Cellular Therapies, Inc. (a)	838	36,093
Nuvation Bio, Inc. (a)	1,450	13,297
Nuvation Bio, Inc. (c)	1,992	18,267
OptiNose, Inc. (a)	1,908	5,056
Pharvaris BV	505	8,959
Zoetis, Inc. Class A	4,589	992,142
		2,159,105
TOTAL HEALTH CARE		9,782,359
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.2%
Airbus Group NV (a)	676	86,719
Axon Enterprise, Inc. (a)	337	60,647
Howmet Aerospace, Inc.	3,208	95,246
Space Exploration Technologies Corp. Class A (a)(c)(e)	100	41,999
		284,611
Building Products - 0.2%
Builders FirstSource, Inc. (a)	2,576	150,104
Carrier Global Corp.	1,841	96,155
The AZEK Co., Inc. (a)	2,256	82,773
		329,032
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	6,720	130,838
Driven Brands Holdings, Inc.	852	27,664
Li-Cycle Holdings Corp. (a)	3,539	45,795
		204,297
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	1,397	110,950
Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,746	358,681
Array Technologies, Inc.	4,656	99,406
Contemporary Amperex Technology Co. Ltd.	166	16,565
Generac Holdings, Inc. (a)	40	19,942
Sunrun, Inc. (a)	2,650	152,852
		647,446
Industrial Conglomerates - 0.2%
General Electric Co.	2,779	291,434
Machinery - 0.2%
AutoStore Holdings Ltd.	16,800	66,212
Deere & Co.	489	167,390
Proterra, Inc. Class A (a)	4,155	46,578
		280,180
Professional Services - 0.2%
First Advantage Corp.	885	16,550
KBR, Inc.	1,090	46,260
Recruit Holdings Co. Ltd.	873	58,071
Sterling Check Corp.	1,100	23,595
Upwork, Inc. (a)	2,642	124,491
		268,967
Road & Rail - 3.5%
Avis Budget Group, Inc. (a)	1,314	227,729
Lyft, Inc. (a)	47,778	2,191,577
TuSimple Holdings, Inc. (a)(b)	2,400	93,888
Uber Technologies, Inc. (a)	54,152	2,372,941
		4,886,135
TOTAL INDUSTRIALS		7,303,052
INFORMATION TECHNOLOGY - 38.2%
Electronic Equipment & Components - 0.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,382	32,210
IT Services - 3.7%
Adyen BV (a)(d)	10	30,173
Affirm Holdings, Inc.	334	54,275
Cyxtera Technologies, Inc. (c)	2,528	25,128
Digitalocean Holdings, Inc. (a)	5,422	529,133
Dlocal Ltd.	1,910	92,654
Endava PLC ADR (a)	414	65,602
Flywire Corp. (a)	663	31,453
Globant SA (a)	81	25,854
Marqeta, Inc. Class A	500	15,300
MongoDB, Inc. Class A (a)	499	260,124
PayPal Holdings, Inc. (a)	6,983	1,624,176
Remitly Global, Inc.	200	6,124
Shopify, Inc. Class A (a)	504	735,891
Snowflake Computing, Inc. (a)	335	118,536
Square, Inc. (a)	3,197	813,637
TaskUs, Inc.	1,517	87,834
TDCX, Inc. ADR	2,090	59,941
Thoughtworks Holding, Inc.	1,277	36,893
Toast, Inc.	300	15,966
Twilio, Inc. Class A (a)	2,019	588,256
		5,216,950
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices, Inc. (a)	112	13,466
ASML Holding NV	196	159,324
Cirrus Logic, Inc. (a)	1,186	95,841
Enphase Energy, Inc. (a)	1,130	261,742
GlobalFoundries, Inc.	2,312	112,687
Marvell Technology, Inc.	58,256	3,990,536
NVIDIA Corp.	29,430	7,524,368
NXP Semiconductors NV	8,805	1,768,572
ON Semiconductor Corp. (a)	3,444	165,553
Silergy Corp.	216	35,528
SiTime Corp. (a)	137	36,290
Synaptics, Inc. (a)	267	51,950
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,162	132,119
Teradyne, Inc.	2,660	367,718
Wolfspeed, Inc. (a)	608	73,027
		14,788,721
Software - 14.5%
Adobe, Inc. (a)	2,724	1,771,581
Amplitude, Inc. (a)	1,378	102,372
AppLovin Corp. (a)	2,095	205,834
Atlassian Corp. PLC (a)	305	139,730
Avalara, Inc. (a)	389	69,880
AvidXchange Holdings, Inc.	562	12,493
Bill.Com Holdings, Inc. (a)	176	51,799
Cadence Design Systems, Inc. (a)	991	171,552
Cipher Mining, Inc. (c)	5,754	45,226
Clearwater Analytics Holdings, Inc.	407	9,149
Confluent, Inc. (b)	920	62,514
Copperleaf Technologies, Inc.	600	12,552
Coupa Software, Inc. (a)	744	169,409
Crowdstrike Holdings, Inc. (a)	799	225,158
Datadog, Inc. Class A (a)	116	19,378
DocuSign, Inc. (a)	1,360	378,474
DoubleVerify Holdings, Inc. (d)	3,115	123,136
DoubleVerify Holdings, Inc. (a)	2,406	95,109
EngageSmart, Inc.	500	16,765
Epic Games, Inc. (a)(c)(e)	9	7,637
ForgeRock, Inc.	400	11,808
Fortinet, Inc. (a)	90	30,271
Freshworks, Inc.	1,442	72,461
GitLab, Inc.	100	11,220
HubSpot, Inc. (a)	801	648,994
Intuit, Inc.	689	431,307
IonQ, Inc. (c)	3,185	47,902
Lightspeed Commerce, Inc. (Canada) (a)	2,866	279,352
Microsoft Corp.	30,958	10,266,292
Monday.com Ltd. (b)	191	71,020
Palo Alto Networks, Inc. (a)	31	15,782
Procore Technologies, Inc. (a)	100	9,145
Riskified Ltd. (a)	400	7,736
Riskified Ltd.:
Class A	475	8,727
Class B	950	17,454
Salesforce.com, Inc. (a)	9,191	2,754,451
SentinelOne, Inc. (b)	2,206	146,478
ServiceNow, Inc. (a)	443	309,108
Similarweb Ltd. (a)	1,100	21,164
Sinch AB (a)(d)	610	11,567
Stripe, Inc. Class B (a)(c)(e)	400	16,050
Stronghold Digital Mining, Inc. Class A	880	24,165
Tanium, Inc. Class B (a)(c)(e)	131	1,665
Telos Corp.	868	22,490
Teradata Corp. (a)	575	32,522
The Trade Desk, Inc. (a)	3,199	239,637
UiPath, Inc. Class A (a)	3,579	179,845
Volue A/S	5,594	39,135
Workday, Inc. Class A (a)	1,234	357,835
Zoom Video Communications, Inc. Class A (a)	2,413	662,730
		20,438,061
Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	89,526	13,410,985
TOTAL INFORMATION TECHNOLOGY		53,886,927
MATERIALS - 1.3%
Chemicals - 0.8%
Albemarle Corp. U.S.	311	77,896
CF Industries Holdings, Inc.	2,659	151,031
Corteva, Inc.	1,569	67,702
Nutrien Ltd.	7,711	538,948
Olin Corp.	541	30,826
The Chemours Co. LLC	3,404	95,380
The Mosaic Co.	5,168	214,834
		1,176,617
Construction Materials - 0.1%
Eagle Materials, Inc.	423	62,756
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	11,964	451,282
Gatos Silver, Inc.	2,483	30,044
		481,326
Paper & Forest Products - 0.1%
West Fraser Timber Co. Ltd.	956	76,543
TOTAL MATERIALS		1,797,242
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Lamar Advertising Co. Class A	235	26,602
Simon Property Group, Inc.	975	142,916
		169,518
Real Estate Management & Development - 0.1%
Opendoor Technologies, Inc. (a)	1,874	44,433
Redfin Corp. (a)	409	20,998
		65,431
TOTAL REAL ESTATE		234,949
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	323	13,378
TOTAL COMMON STOCKS (Cost $81,279,458)		138,026,650

Preferred Stocks - 1.4%
	Shares	Value ($)
Convertible Preferred Stocks - 1.4%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series C(a)(c)	3,181	4,866
Series D(a)(c)	7,310	11,181
Series E3(c)	7,755	11,862
		27,909
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.4%
Bird Rides, Inc. (c)	7,288	86,149
Bird Rides, Inc.:
Series C1(c)	1,434	10,799
Series D(c)	200	1,506
Rad Power Bikes, Inc.:
Series A(c)(e)	237	2,271
Series C(c)(e)	931	8,923
Series D(c)(e)	2,100	20,126
Rivian Automotive, Inc.:
Series E(a)(c)	3,444	210,325
Series F(c)	1,949	119,025
		459,124
Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc.:
Series G(c)(e)	400	155,396
Series H(c)(e)	235	91,295
Instacart, Inc.:
Series H(c)(e)	461	53,453
Series I(c)(e)	272	31,538
Reddit, Inc.:
Series E(c)(e)	103	6,365
Series F(c)(e)	1,044	64,513
		402,560
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (c)(e)	624	18,249
Allbirds, Inc.:
Series A(a)(c)	85	1,071
Series B(a)(c)	15	189
Series C(a)(c)	140	1,764
Series Seed(a)(c)	45	567
Discord, Inc. Series I (c)(e)	17	9,361
		31,201
TOTAL CONSUMER DISCRETIONARY		892,885

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(c)(e)	241	9,201
Sweetgreen, Inc.:
Series C(a)(c)	13	171
Series D(a)(c)	205	2,696
Series H(a)(c)(e)	1,969	25,892
Series I(a)(c)	482	6,338
Series J(c)(e)	672	8,837
		53,135
Food Products - 0.0%
AgBiome LLC Series C (a)(c)(e)	557	3,302
Bowery Farming, Inc. Series C1 (c)(e)	378	22,774
		26,076
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(e)	127	6,443

TOTAL CONSUMER STAPLES		85,654

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D1 (a)(c)	528	7,595

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
ABL Space Systems:
Series B(c)(e)	629	42,770
Series B2(c)(e)	331	22,507
Relativity Space, Inc. Series E (c)(e)	5,798	132,398
Space Exploration Technologies Corp. Series N (a)(c)(e)	126	52,919
		250,594
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(e)	231	16,925

Transportation Infrastructure - 0.0%
Delhivery Private Ltd. Series H (c)(e)	57	27,114

TOTAL INDUSTRIALS		294,633

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Meesho Series F (c)(e)	1,300	99,674
Xsight Labs Ltd. Series D (c)(e)	2,700	21,589
		121,263
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (c)(e)	24,030	26,642

IT Services - 0.1%
ByteDance Ltd. Series E1 (c)(e)	544	67,630
Yanka Industries, Inc. Series F (c)(e)	1,183	37,710
		105,340
Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(e)	3,700	12,439
SiMa.ai Series B (c)(e)	6,600	33,841
Tenstorrent, Inc. Series C1 (c)(e)	200	11,891
		58,171
Software - 0.1%
Databricks, Inc.:
Series G(c)(e)	284	62,608
Series H(c)(e)	217	47,838
Nuvia, Inc. Series B (a)(c)	2,764	2,259
Skyryse, Inc. Series B (c)(e)	1,300	32,084
Stripe, Inc. Series H (c)(e)	200	8,025
		152,814
TOTAL INFORMATION TECHNOLOGY		464,230

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (c)(e)	5,192	119,779

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (c)(e)	799	37,875

TOTAL CONVERTIBLE PREFERRED STOCKS		1,930,560
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(c)(e)	26,100	3,393
Series 1D(a)(c)(e)	58,561	7,613
Waymo LLC Series A2 (a)(c)(e)	127	11,649
		22,655
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (c)(e)	1,661	37,979

TOTAL NONCONVERTIBLE PREFERRED STOCKS		60,634
TOTAL PREFERRED STOCKS (Cost $1,616,494)		1,991,194

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
0% 10/27/25 (c)(e)	46,400	46,400
4% 5/22/27 (c)(e)	5,000	5,000
4% 6/12/27 (c)(e)	3,170	3,170
Rivian Automotive, Inc. 0% 7/15/26 (c)(e)	46,592	46,592
		101,162
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Real Good Food Co. LLC 1% (c)(g)	28,500	28,500
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. 0% (c)(g)	9,301	9,049
TOTAL CONVERTIBLE BONDS (Cost $138,963)		138,711

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (c)(g)	47,500	58,979
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(e)	10,231	10,231
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(e)(g)	10,000	10,000
TOTAL INFORMATION TECHNOLOGY		20,231
TOTAL PREFERRED SECURITIES (Cost $67,731)		79,210

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (h)	1,054,179	1,054,390
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	719,553	719,625
TOTAL MONEY MARKET FUNDS (Cost $1,774,015)		1,774,015

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $84,876,661)	142,009,780
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(896,767)
NET ASSETS - 100.0%	141,113,013

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,205,725 or 2.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $583,089 or 0.4% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	28,327
ABL Space Systems Series B2	10/22/21	22,507
AgBiome LLC Series C	6/29/18	3,528
Algolia SAS Series D	7/23/21	18,249
Allbirds, Inc.	10/09/18	2,358
Allbirds, Inc. Series A	10/09/18	932
Allbirds, Inc. Series B	10/09/18	165
Allbirds, Inc. Series C	10/09/18	1,535
Allbirds, Inc. Series Seed	10/09/18	494
Ant International Co. Ltd. Class C	5/16/18	13,745
AppHarvest, Inc.	1/29/21	7,970
Astera Labs, Inc. Series C	8/24/21	12,439
Beta Technologies, Inc. Series A	4/09/21	16,925
Bird Rides, Inc.	2/12/21 - 4/20/21	37,501
Bird Rides, Inc. Series C1	12/21/18	16,843
Bird Rides, Inc. Series D	9/30/19	2,584
Blink Health, Inc. Series A1	12/30/20	2,682
Blink Health, Inc. Series C	11/07/19 - 7/14/21	9,200
Bowery Farming, Inc. Series C1	5/18/21	22,774
ByteDance Ltd. Series E1	11/18/20	59,608
Cipher Mining, Inc.	3/04/21	57,540
Circle Internet Financial Ltd. 0%	5/11/21	47,500
Cyxtera Technologies, Inc.	2/21/21	25,280
Databricks, Inc. Series G	2/01/21	50,372
Databricks, Inc. Series H	8/31/21	47,838
Delhivery Private Ltd. Series H	5/20/21	27,823
Diamond Foundry, Inc. Series C	3/15/21	124,608
Discord, Inc. Series I	9/15/21	9,361
Endeavor Group Holdings, Inc. Class A	3/29/21	42,432
Enevate Corp. Series E	1/29/21	26,642
Enevate Corp. 0% 1/29/23	1/29/21	10,231
Epic Games, Inc.	7/30/20	5,175
ESS Tech, Inc.	5/06/21	34,600
Fanatics, Inc. Class A	8/13/20 - 3/22/21	33,532
FSN E-Commerce Ventures Private Ltd.	10/07/20	82,628
GoBrands, Inc. Series G	3/02/21	99,887
GoBrands, Inc. Series H	7/22/21	91,295
Gupshup, Inc.	6/08/21	37,979
Instacart, Inc. Series H	11/13/20	27,660
Instacart, Inc. Series I	2/26/21	34,000
IonQ, Inc.	3/07/21	31,850
JUUL Labs, Inc. Class A	12/20/17 - 7/06/18	5,804
JUUL Labs, Inc. Series E	12/20/17 - 7/06/18	3,263
Meesho Series F	9/21/21	99,674
MultiPlan Corp. warrants 12/31/99	10/08/20	0
Neutron Holdings, Inc.	2/04/21	92
Neutron Holdings, Inc. Series 1C	7/03/18	4,772
Neutron Holdings, Inc. Series 1D	1/25/19	14,201
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	46,400
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	5,000
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	3,170
Nuvation Bio, Inc.	2/10/21	19,920
Nuvia, Inc. Series B	3/16/21	2,259
Rad Power Bikes, Inc.	1/21/21	8,755
Rad Power Bikes, Inc. Series A	1/21/21	1,143
Rad Power Bikes, Inc. Series C	1/21/21	4,491
Rad Power Bikes, Inc. Series D	9/17/21	20,126
Reddit, Inc. Series E	5/18/21	4,375
Reddit, Inc. Series F	8/11/21	64,513
Redwood Materials Series C	5/28/21	37,875
Relativity Space, Inc. Series E	5/27/21	132,398
Rivian Automotive, Inc. Series E	7/10/20	53,348
Rivian Automotive, Inc. Series F	1/19/21	71,821
Rivian Automotive, Inc. 0% 7/15/26	7/23/21	46,592
SiMa.ai Series B	5/10/21	33,841
Skyryse, Inc. Series B	10/21/21	32,084
Sonder Holdings, Inc. Series D1	12/20/19	5,542
Sonder Holdings, Inc. 0%	3/18/21	9,301
Space Exploration Technologies Corp. Class A	2/16/21	41,999
Space Exploration Technologies Corp. Series N	8/04/20	34,020
Starry, Inc. Series C	12/08/17	2,933
Starry, Inc. Series D	3/06/19 - 7/30/20	10,453
Starry, Inc. Series E3	3/31/21	13,028
Stripe, Inc. Class B	5/18/21	16,051
Stripe, Inc. Series H	3/15/21	8,025
Sweetgreen, Inc. warrants 1/21/26	1/21/21	0
Sweetgreen, Inc. Series C	9/13/19	222
Sweetgreen, Inc. Series D	9/13/19	3,506
Sweetgreen, Inc. Series H	11/09/18	25,676
Sweetgreen, Inc. Series I	9/13/19	8,242
Sweetgreen, Inc. Series J	1/21/21	11,491
Tanium, Inc. Class B	4/21/17	650
Tenstorrent, Inc. Series C1	4/23/21	11,891
Tenstorrent, Inc. 0%	4/23/21	10,000
The Original BARK Co.	12/17/20 - 8/10/21	28,701
The Real Good Food Co. LLC 1%	5/07/21	28,500
Waymo LLC Series A2	5/08/20	10,905
WeWork, Inc.	3/25/21	84,920
Xsight Labs Ltd. Series D	2/16/21	21,589
Yanka Industries, Inc. Series F	4/08/21	37,710
Zomato Ltd.	12/09/20 - 2/10/21	33,690

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,415,701	6,904,445	8,265,756	236	-	-	1,054,390	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	353,805	1,905,832	1,540,012	1,153	-	-	719,625	0.0%
Total	2,769,506	8,810,277	9,805,768	1,389	-	-	1,774,015

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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